Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. COMMITMENTS AND CONTINGENCIES
In the normal course of business, NCR is subject to various proceedings, lawsuits, claims and other matters, including, for example, those that relate to the environment and health and safety, employee benefits, import/export compliance, intellectual property, data privacy and security, product liability, commercial disputes and regulatory compliance, among others. Additionally, NCR is subject to diverse and complex laws and regulations, including those relating to corporate governance, public disclosure and reporting, environmental safety and the discharge of materials into the environment, product safety, import and export compliance, data privacy and security, antitrust and competition, government contracting, anti-corruption, and labor and human resources, which are rapidly changing and subject to many possible changes in the future. Compliance with these laws and regulations, including changes in accounting standards, taxation requirements, and federal securities laws among others, may create a substantial burden on, and substantially increase costs to NCR or could have an impact on NCR's future operating results. NCR believes the amounts provided in its Consolidated Financial Statements, as prescribed by GAAP, are currently adequate in light of the probable and estimable liabilities with respect to such matters, but there can be no assurances that the amounts required to satisfy alleged liabilities from such matters will not impact future operating results. Other than as stated below, the Company does not currently expect to incur material capital expenditures related to such matters. However, there can be no assurances that the actual amounts required to satisfy alleged liabilities from various lawsuits, claims, legal proceedings and other matters, including, but not limited to the Fox River and Kalamazoo River environmental matters and other matters discussed below, and to comply with applicable laws and regulations, will not exceed the amounts reflected in NCR’s Consolidated Financial Statements or will not have a material adverse effect on its consolidated results of operations, capital expenditures, competitive position, financial condition or cash flows. Any costs that may be incurred in excess of those amounts provided as of December 31, 2012 cannot currently be reasonably determined, or are not currently considered probable.

In 2012, NCR received anonymous allegations from a purported whistleblower regarding certain aspects of the Company's business practices in China, the Middle East and Africa. The principal allegations related to the Company's compliance with the Foreign Corrupt Practices Act (FCPA) and federal regulations that prohibit U.S. persons from engaging in certain activities in Syria.  NCR promptly retained experienced outside counsel and began an internal investigation of those allegations that was completed in 2013.  See Note 16, "Subsequent Events."  On August 31, 2012, the Board of Directors received a demand letter from an individual shareholder demanding that the Board investigate and take action in connection with certain of the whistleblower allegations.  The Board formed a Special Committee to investigate those matters, and that Special Committee also separately retained experienced outside counsel and completed an investigation in 2013.  See Note 16, "Subsequent Events."

With respect to Syria, in 2012 NCR voluntarily notified the U.S. Treasury Department, Office of Foreign Assets Control (OFAC) of potential violations and ceased operations in Syria, which were commercially insignificant. The notification related to confusion stemming from the Company's failure to register in Syria the transfer of the Company's Syrian branch to a foreign subsidiary and to deregister the Company's legacy Syrian branch, which was a branch of NCR Corporation.

With respect to the FCPA, the Company made a presentation to the staff of the Securities and Exchange Commission (SEC) and the U.S. Department of Justice (DOJ) providing the facts known to the Company related to the whistleblower's FCPA allegations, and advising the government that many of these allegations were unsubstantiated. The Company is responding to a subpoena of the SEC and requests of the DOJ for documents and information related to the FCPA, including matters related to the whistleblower's FCPA allegations.

The Company is fully cooperating with the authorities with respect to all of these matters. There can be no assurance that the Company will not be subject to fines or other remedial measures as a result of OFAC's, the SEC's or the DOJ's investigations.

The United States Department of Justice conducted an investigation regarding the propriety of the Company’s former Teradata Data Warehousing business’s arrangements and understandings with others in connection with certain federal contracts. In connection with the spin-off of Teradata on September 30, 2007, the responsibility for this matter, together with the related reserve, was distributed to Teradata Corporation. The claims in this matter were settled in December 2012. Teradata Corporation is obligated to pay the amount of the settlement.

A separate portion of the government’s investigation related to the adequacy of pricing disclosures made to the government in connection with negotiation of the Company’s General Services Administration Federal Supply Schedule and to whether certain subsequent price reductions were properly passed on to the government. In connection with the settlement described in the preceding paragraph, the government is no longer pursuing this investigation.

In relation to a patent infringement case filed by a company known as Automated Transactions, Limited (ATL) the Company agreed to defend and indemnify its customers, 7-Eleven and Cardtronics. On behalf of those customers, the Company won summary judgment in the case in March 2011. ATL's appeal of that ruling was decided in favor of 7-Eleven and Cardtronics in 2012, and ATL's motion for reconsideration of that decision was denied in the third quarter of 2012. (There are further proceedings to occur in the trial court on the indemnified companies' counterclaims against ATL, such that the case is not fully resolved, although ATL's claims of infringement have now been fully adjudicated.) ATL contends that Vcom terminals sold by the Company to 7-Eleven (Cardtronics ultimately purchased the business from 7-Eleven) infringed certain ATL patents that purport to relate to the combination of an ATM with an Internet kiosk, in which a retail transaction can be realized over an Internet connection provided by the kiosk. Independent of the litigation, the U.S. Patent and Trademark Office (USPTO) rejected the parent patent as invalid in view of certain prior art, although related continuation patents were not reexamined by the USPTO. ATL filed a second suit against the same companies with respect to a broader range of ATMs, based on the same patents plus a more recently issued patent; that suit has been consolidated with the first case. See Note 16, "Subsequent Events," for additional information regarding this matter.
Environmental Matters NCR’s facilities and operations are subject to a wide range of environmental protection laws, and NCR has investigatory and remedial activities underway at a number of facilities that it currently owns or operates, or formerly owned or operated, to comply, or to determine compliance, with such laws. Also, NCR has been identified, either by a government agency or by a private party seeking contribution to site clean-up costs, as a potentially responsible party (PRP) at a number of sites pursuant to various state and federal laws, including the Federal Water Pollution Control Act, the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) and comparable state statutes. Other than the Fox River matter and the litigation expenses in the Kalamazoo River matter detailed below, we currently do not anticipate material expenses and liabilities from these environmental matters.
NCR is one of eight entities that were formally notified by governmental and other entities (such as local Native American tribes) that they are PRPs for environmental claims under CERCLA and other statutes arising out of the presence of polychlorinated biphenyls (PCBs) in sediments in the lower Fox River and in the Bay of Green Bay in Wisconsin. NCR was identified as a PRP because of alleged PCB discharges from two carbonless copy paper manufacturing facilities it previously owned, which were located along the Fox River. Some parties contend that NCR is also responsible for PCB discharges from paper mills owned by other companies because NCR carbonless copy paper "broke" was allegedly purchased by those mills as a raw material for their paper making processes. NCR sold its facilities in 1978 to Appleton Papers Inc. (API), which was also identified as a PRP. The other Fox River PRPs that received notices are P.H. Glatfelter Company, Georgia-Pacific Consumer Products LP (GP, successor to Fort James Operating Company), WTM I Co. (formerly Wisconsin Tissue Mills, now owned by Canal Corporation, formerly known as Chesapeake Corporation), CBC Corporation (formerly Riverside Paper Corporation), U.S. Paper Mills Corp. (owned by Sonoco Products Company), and Menasha Corporation.
In the October 2010 Government enforcement action discussed below, the federal and state governments assert certain claims against the eight parties referenced above as well as four other entities. These claims, filed under CERCLA and other statutes, relate to the presence of PCBs at the Fox River site, and as a result the four newly named parties are also properly viewed as PRPs with respect to the site. Those entities are NewPage Wisconsin Systems, Inc., Neenah-Menasha Sewerage Commission, Kimberly-Clark Corporation, and the City of Appleton, Wisconsin.

During the past several years, the United States Environmental Protection Agency (USEPA) and Wisconsin Department of Natural Resources (WDNR) (together, the Governments) assessed and developed clean-up plans for the upper and lower parts of the Fox River and for portions of the Bay of Green Bay, contained in various Records of Decisions (RODs) issued in January 2003, July 2003 and June 2007 (the last is referred to as the Amended ROD). In general, the clean-up plan or remedy calls for a combination of dredging and capping to remediate the sediments in the river, and for monitored natural attenuation in the Bay of Green Bay. Since 2004, the Company has been involved in certain aspects of the clean-up project, including performance, with GP, of engineering design work for the clean-up under an Administrative Order on Consent (AOC) entered into with the Governments. In addition, the Company, with U.S. Paper Mills, performed specific remedial action involving an area of elevated PCB incidence downriver of the De Pere Dam (Phase 1 work), pursuant to a consent decree with the Governments that was approved in November 2006.
On November 13, 2007, the Governments issued a unilateral administrative order (the 2007 Order) under Section 106 of CERCLA to all eight of the original PRPs identified above. The 2007 Order required these PRPs to implement the remedial work in the lower river in accordance with the requirements of the Amended ROD. NCR and, until April 2012, API has worked with the Governments to implement certain provisions of the 2007 Order. In-water work began on schedule in April 2009, following construction of a facility to house the remediation operations in Green Bay, Wisconsin.
In April 2009, the NCR Board of Directors approved the terms of a contract with Tetra Tech, an environmental remediation contractor, to perform the remediation work at the Fox River consistent with the requirements of the Amended ROD. Also in April 2009, the Board of Directors approved the formation of a limited liability company (LLC), which NCR and API formed on April 27, 2009. The LLC entered into a remediation contract with Tetra Tech on April 27, 2009, and in-water dredging and remediation by Tetra Tech commenced thereafter. The Company has funded the LLC’s operations on a regular basis tied to the remediation schedule, consistent with the Company’s Fox River reserve, discussed below. The Tetra Tech contract also requires that the LLC members provide promissory notes to provide Tetra Tech financial assurance against the prospect that the LLC will terminate the contract before completion of the remediation for reasons other than “cause.” The current maximum obligation under the Company’s note, originally $20 million, is now approximately $15 million; the amount will vary based on a formula tied to conditions set forth in the contract, and generally is expected to decrease over time.
NCR and API, along with B.A.T Industries p.l.c., share a portion of the cost of the Fox River clean-up and natural resource damages based upon an agreement and an arbitration award, which was subsequently confirmed as a judgment, both arising out of the previously referenced 1978 sale of certain facilities located on the Fox River. The agreement and award result in a 45% share for NCR of the first $75 million of such costs (a threshold that was reached in 2008) and a 40% share for amounts in excess of $75 million. The balance is shared jointly and severally by API and B.A.T Industries p.l.c.
In 2008, NCR and API filed a lawsuit in federal court in Green Bay, Wisconsin, seeking a judicial ruling determining the allocable responsibility of several PRPs for the cost of performing the remedial work at the Fox River (the “allocation litigation”). A number of counterclaims seeking contribution under CERCLA and under various state law theories were filed against NCR and API. On September 23, 2008, the court issued a Case Management Decision and Scheduling Order setting a “Phase I trial” limited to the questions of (i) when each party knew or should have known that recycling NCR-brand carbonless copy paper would result in the discharge of PCBs to a waterbody, thereby risking environmental damage; and (ii) what, if any, actions each party took upon acquiring such knowledge to avoid the risk of further PCB contamination. The court’s order also limited initial discovery proceedings to the same questions.

On December 16, 2009, the court issued a ruling canceling the Phase I trial and granting motions for summary judgment filed by certain of the defendants with respect to NCR's and API's claims. The court held that NCR and API could not recover from these defendants any costs that NCR and API have incurred in the Fox River cleanup (the ruling does not affect the Governments’ potential claims against such parties).  In a further ruling dated February 28, 2011, the court granted partial summary judgment to the defendants on certain of their contribution counterclaims against NCR and API, with respect to certain Fox River response costs incurred by them. The Company intends to appeal both rulings to the United States Court of Appeals for the Seventh Circuit, after the remaining claims in the litigation are resolved. A trial in that case took place in February 2012 to address the primary remaining issues in the case, including whether the Company has so-called "arranger" liability in the portion of the Fox River that is upriver of the area where the Company's former facilities were located, the amount of certain insurance setoffs to be applied to the counterclaims, and the amount of recoverable counterclaim damages. The trial was to the judge, without a jury.

On July 3, 2012, the Wisconsin federal court issued its ruling on the issues that were the subject of the February 2012 trial. The court ruled in NCR's favor on the issue of “arranger” liability as applied to Operable Unit 1 of the Fox River, and held, among other things, that the Company's predecessor companies at the Fox River did not, in the sale of carbonless copy paper “broke,” intend to arrange for the disposal of hazardous substances. The court issued other rulings regarding insurance offsets and certain aspects of counterclaim damages. The ruling required no additions to the Company's Fox River reserve. Additional issues were resolved by further court orders later in 2012 and, as of December 31, 2012, the last remaining issue to be decided by the court in this case was an insurance offset applicable to one party. When a final judgment is entered, the Company will pursue an appeal to the United States Court of Appeals for the Seventh Circuit with respect to certain of the court's orders, including the orders of December 2009 and February 2011.

On October 14, 2010, the Governments filed a lawsuit (the "Government enforcement action") in federal court in Wisconsin against twelve parties, including the companies named in the 2007 Order mandating the cleanup (i.e., the eight original PRPs), and NewPage Wisconsin Systems, Inc., Neenah-Menasha Sewerage Commission, Kimberly-Clark Corporation, and the City of Appleton, Wisconsin (the four additional PRPs), with respect to the presence of PCBs at the Fox River. The Government enforcement action seeks payment of the Governments’ unreimbursed response costs in connection with the Fox River matter as well as compensation for natural resource damages. The Governments also request a judicial declaration that the eight 2007 Order recipients are required to comply with its provisions. With respect to NCR, there are no claims asserted against the Company in the Government enforcement action that were not previously contemplated in the Company’s Fox River reserve, as discussed herein. A trial of the first phase of the Government enforcement action took place in December 2012 to address the Governments' request for a declaratory judgment that all recipients of the 2007 Order must comply with its terms (other than the terms relating to reimbursement of Government response costs, which will be deferred to a subsequent phase). The case was tried to the court, without a jury; a decision is expected in the first half of 2013.

On April 10, 2012, the court granted an API motion for reconsideration in connection with its motion for summary judgment in the Government enforcement action, and ruled that API did not have direct liability to the Governments under CERCLA, without disturbing API's continuing obligation to pay under the above-referenced agreement, arbitration award and judgment. Accordingly, the court dismissed the Governments' claims against API. API sought to withdraw from the LLC as a result of this decision. API and the Company disagree whether the court's decision allows API to withdraw from the LLC. As a result of the court's decision, and API's unilateral withdrawal from the LLC, the Company funded the full cost of the 2012 remediation activity that had been ordered by the court and sought payment from API under the referenced agreement, arbitration award and judgment. The total of the payment demands made by NCR of API in 2012 and outstanding as of December 31, 2012 is approximately $40 million; the Company expects to make further demands of API as future obligations become due. The court has observed that “the arbitration award set in stone the 60% figure” (referring to API's 60% payment obligation discussed herein), but has stated that the amount to which the 60% obligation applies “must be determined through agreement of the parties or some other means.” As a result, the Company and API are engaged in formal dispute resolution procedures under the 1998 agreement referenced above. In connection with the dispute, the Company notes that in public filings in November 2012, API stated that the Wisconsin federal court's rulings “do not affect Appleton's rights or obligations to share defense and liability costs with NCR in accordance with the terms of a 1998 agreement and a 2005 arbitration determination . . .” Appleton also reports in the same filing that “[t]he current carrying amount of Appleton's liability under the [a]rbitration is $40.8 million which represents Appleton's best estimate of amounts to be paid during 2012.” The Company believes that the court's decision dismissing the Governments' claims against API has no effect on API's independent contractual and judgment-based obligations to NCR with respect to the Fox River.
In the quarter ended December 31, 2010, the Governments publicly announced proposed monetary settlements of Fox River - related claims with four entities: GP, Brown County (Wisconsin), the City of Green Bay, and the United States itself (with respect to potential liabilities asserted against the Army Corps of Engineers for certain dredging and disposal activities, and against other federal agencies for certain carbonless copy paper recycling activities). All of those entities are defendants in the allocation litigation case described above. The GP settlement, which has received court approval, releases GP from liability for, and provides contribution protection for claims relating to government oversight costs and certain claims relating to clean-up actions upriver of GP's facilities (it does not affect claims for clean-up actions in that portion of the river near those facilities). The settlement with Brown County, the City of Green Bay and the United States, if approved, would release those entities and provide contribution protection for all claims relating to the Fox River site.

The extent of NCR’s potential liability remains subject to many uncertainties. NCR’s eventual remediation liability which is expected to be paid out over a period extending through approximately 2017, followed by long-term monitoring for several decades will depend on a number of factors. In general, the most significant factors include: (1) the total clean-up costs for the remaining segments of the river; (2) the total natural resource damages for the site; (3) the share NCR (and, whether directly or indirectly, API) will bear of future clean-up costs and natural resource damages; (4) the share of NCR's payments for such clean-up costs and natural resource damages that API or B.A.T Industries p.l.c., will bear; and (5) NCR’s transaction and litigation costs to defend itself in this matter, including participation in the allocation litigation and the Government enforcement actions. In establishing the reserve, NCR attempts to estimate a range of reasonably possible outcomes for each of these factors, although each range is itself highly uncertain. NCR uses its best estimate within the range, if that is possible. Where there is a range of equally possible outcomes, and there is no amount within that range that is considered to be a better estimate than any other amount, NCR uses the low end of the range. These factors are discussed below.
For the first factor described above, NCR utilizes a best estimate of $827 million as the total of the clean-up costs for the segments of the river. The estimated total cost amount of $827 million includes estimates for the Operable Unit (OU) 1 through OU 5 work, including the remaining amount of work to be performed under the April 2009 Tetra Tech remediation contract, the Phase 1 work and the remedial design work. It adds to these estimates a 5% contingency for probable cost overruns based on historical experience; an estimate for the Governments’ future oversight costs; an amount for the Governments’ past oversight costs; an estimate for long-term monitoring extending over several decades; an estimate for value engineering savings (potential projects intended to reduce the cost of the remediation) and the Company's share of estimated natural resource damages. There can be no assurances that this estimated total cost amount will not be significantly higher as remediation work progresses.
Second, for total natural resource damages (NRD), NCR uses a best estimate of $76 million. NCR believes the range of reasonably possible outcomes for NRD, if it were to be litigated, is between zero and $246 million. The federal government indicated, in a 2009 filing in a PRP’s bankruptcy proceeding, that claims for NRD could be as high as $382 million. The Government enforcement action filed in October 2010 does not set forth a particular amount for the NRD claim.
Third, for the NCR share of NRD, which is discussed above, NCR uses a best estimate. In a ruling dated September 30, 2011, the Wisconsin federal court ruled that the defendants in the allocation litigation could seek recovery against NCR and API for overpayments of NRD. Whether the federal government is entitled to NRD recovery on behalf of NRD trustees is an issue that is not expected to be determined before 2013 or 2014, when that phase of the Government enforcement action is reached.
The NCR share of remaining clean-up costs is expected to be determined in the allocation litigation (including appeals) or possibly in or as a result of the Government enforcement action filed in October 2010. In light of the Wisconsin federal court’s December 16, 2009, February 28, 2011, April 10, 2012, and July 3, 2012 rulings described above, NCR’s reserve at December 31, 2012 assumed that NCR (subject to the obligations of its co-obligors and indemnitors discussed below) will be responsible for the full extent of the cleanup activities in OUs 2 through 5, which the Company considers a best estimate, and for the counterclaim damages determined in the February 2012 trial.
The Company will seek to overturn the trial court's prior summary judgment rulings on appeal and believes that the NCR allocable share of total site costs is less than 100%, based on equitable factors, principles of divisibility as developed under applicable law, and/or an apportionment of the claimed harm. Until such time, if any, that such a result is achieved, the Company assumes in its reserve that NCR (and indirectly, API) will pay for the full extent of the remaining cleanup. NCR’s reserve does not at present assume any payments or reduction of exposure based either on the forthcoming appeal or on Government enforcement against the other 2007 Order recipients or defendants.

Fourth, for the payment by API of its share of payments made by NCR, as discussed above relative percentage shares were established by a 1998 agreement between NCR and API and by a subsequent award in a 2005 allocation arbitration, which was subsequently confirmed as a judgment. (The 1998 agreement and the 2005 arbitration award resolved disputes that arose out of certain agreements entered into in connection with the Company's 1978 sale of the facilities on the Fox River to API.) As a result of unrelated transactions, API is itself indemnified by Windward Prospects Limited, which has funded and managed most of API's liability to date. NCR's analysis of this factor assumes that API is financially viable and pays its percentage share. As noted above, in April 2012 the court ruled that API has no direct CERCLA liability to the Governments. The Company believes that the court's ruling on this point has no effect on API's contractual and judgment-based obligations to contribute to NCR's funding for the remediation, nor on the Company's Fox River reserve. API's obligation to NCR is shared on a joint and several basis by a third party, B.A.T Industries p.l.c., which, by virtue of various prior corporate transactions and other agreements not specifically directed to the Fox River matter, is a co-party to the same 1998 agreement and the subsequent arbitration award to which API is a party. This analysis also assumes that B.A.T Industries p.l.c. would be financially viable and willing to pay the joint and several obligation if API does not.

Finally, NCR estimated the transaction costs it is likely to incur to defend this matter through approximately 2017, the time period NCR’s engineering consultants believe it will take to implement the remedy for the river. This estimate is based on an analysis of NCR’s costs since this matter first arose in 1995 and estimates of what NCR’s defense and transaction costs will be in the future. NCR expects that the bulk of these transaction costs have been and will be incurred in the 2008-2013 time period. The costs incurred and expected to be incurred during that period include, in particular, transaction costs and fees related to completion of the design work, equipment purchases, commencement and continuation of clean-up activities in the river, and the allocation litigation, Government enforcement action, and other legal matters discussed above.

In light of several factors, among them, the remedial design work conducted by NCR and GP; settlement possibilities; the efforts to implement the 2007 Order for clean-up of the lower river; the pending allocation litigation and the prospective appeals; whether there will be judicial recognition of allocable harm at the Fox River site and thus of divisible shares of liability among the various parties; the extent to which the Governments press claims against the parties in the Government enforcement actions or otherwise for NRD, government oversight costs and remediation liability; change orders or cost overruns that may result from the ongoing remediation efforts; the continued viability and willingness to pay of NCR’s various indemnitors and co-obligors, and the outcome of any related disputes; and the subsequent value engineering efforts designed to make the cleanup more efficient and less costly, calculation of the Company’s Fox River reserve has become subject to added layers of complexities, and it is possible there could be additional changes to some elements of the reserve over upcoming periods, although we are unable to predict or estimate such changes at this time. There can be no assurance that the clean-up and related expenditures will not have a material effect on NCR’s capital expenditures, earnings, financial condition, cash flows, or competitive position.

As of December 31, 2012, the net reserve for the Fox River matter was approximately $115 million, compared to $160 million as of December 31, 2011. The decrease in the reserve is due to payments for clean-up activities and litigation costs. NCR regularly re-evaluates the assumptions used in determining the appropriate reserve for the Fox River matter as additional information becomes available and, when warranted, makes appropriate adjustments. NCR contributes to the LLC in order to fund remediation activities and generally, by contract, funds three months’ worth of remediation activities in advance. As of December 31, 2012 and December 31, 2011, approximately $3 million and $1 million, respectively, remained from this funding and was recorded in other current assets in the Consolidated Balance Sheets. NCR’s reserve for the Fox River matter is reduced as the LLC makes payments to Tetra Tech and other vendors with respect to remediation activities.

Under a 1996 agreement, AT&T and Alcatel-Lucent are responsible severally (not jointly) for indemnifying NCR for certain portions of the amounts paid by NCR for the Fox River matter over a defined threshold and subject to certain offsets. (The agreement governs certain aspects of AT&T Corp.’s divestiture of NCR, then known as AT&T Global Information Solutions Company, and of what was formerly known as Lucent Technologies, and specifically relates to contingent gains and liabilities of the former constituent companies within AT&T.) NCR’s estimate of what AT&T and Alcatel-Lucent will pay under the indemnity is recorded as a long-term asset of approximately $84 million as of December 31, 2012 and $79 million as of December 31, 2011, and is deducted in determining the net reserve discussed above. The Company reached the indemnity threshold in the quarter ended December 31, 2012 and invoiced AT&T and Alcatel-Lucent. Payment was received in the quarter ended December 31, 2012. The Company expects to continue such invoicing on a regular basis as expenses are incurred.

In connection with the Fox River and other matters, through December 31, 2012, NCR has received a combined total of approximately $162 million in connection with settlements reached with its principal insurance carriers. Portions of most of these settlements are payable to a law firm that litigated the claims on the Company’s behalf. Some of the settlements cover not only the Fox River, but also other environmental sites. Of the total amount collected to date, $9 million is subject to competing claims by API, and NCR and API have agreed that these funds will be used for Fox River costs and will be shared on an agreed-upon basis (subject to reallocation at a later date). NCR’s agreed-upon share of the $9 million is estimated to be $4 million.

As of December 31, 2012, NCR had reached settlement with all but one of the insurance companies against which it had advanced claims with respect to the Fox River. The Company will pursue its claim against this remaining insurance company vigorously.

In November 2010, the United States Environmental Protection Agency (EPA) issued a "general notice letter" to NCR with respect to the Allied Paper, Inc./Portage Creek/Kalamazoo River Superfund Site (Kalamazoo River Site) in Michigan. Three other parties - International Paper, Mead Corporation, and Consumers Energy - also received general notice letters at or about the same time. The EPA asserts that the site is contaminated by various substances, primarily PCBs as a result of discharges by various paper mills located along the river. The EPA does not claim that the Company made direct discharges into the Kalamazoo River, but indicated that "NCR may be liable under Section 107 of CERCLA ... as an arranger, who by contract or agreement, arranged for the disposal, treatment and/or transportation of hazardous substances at the Site." The EPA stated that it "may issue special notice letters to [NCR] and other PRPs for future RI/FS [remedial investigation / feasibility studies] and RD/RA [remedial design / remedial action] negotiations." The Company disagrees that it may have liability at the Kalamazoo River Site, and will dispute such claims if formally asserted by the EPA. If the Company were to be found liable with respect to the Kalamazoo River, it would have claims against API and B.A.T Industries p.l.c. under the agreement, arbitration award and judgment discussed above in connection with the Fox River matter.
Also in connection with the Kalamazoo River Site, in December 2010 the Company was sued in federal court by three GP entities in a contribution and cost recovery action for alleged pollution at the site. The suit, pending in Michigan, asks that the Company pay a "fair portion" of the GP entities' costs, which are represented as $79 million to date; various removal and remedial actions remain to be performed at the Kalamazoo River Site. The suit alleges that the Company is liable as an "arranger" under CERCLA and under other theories. The Michigan federal court set the case to begin trial on February 19, 2013. The Company is contesting the allegations in the GP suit vigorously. As of December 31, 2012, there are a total of three defendants in the case; the other two defendants have asserted cross-claims against the Company.
The July 3, 2012 decision by the Wisconsin federal court in NCR's favor with respect to the Company's purported “arranger” liability at the Fox River may have a bearing on the claims and potential claims against the Company at the Kalamazoo River. The Kalamazoo River litigation claims include claims based on alleged “arranger” liability arising from alleged shipments of “broke” claimed to have come from Fox River locations. Certain aspects of “broke” transactions involving the Fox River locations were the primary focus of the February 2012 trial in the Fox River matter. On July 27, 2012 the Company moved for summary judgment in the Kalamazoo River case based, in part, on the July 3, 2012 ruling in the Fox River matter. See Note 16, "Subsequent Events," for additional information related to this matter.
It is difficult to estimate the future financial impact of environmental laws, including potential liabilities. NCR records environmental provisions when it is probable that a liability has been incurred and the amount or range of the liability is reasonably estimable. Provisions for estimated losses from environmental restoration and remediation are, depending on the site, based primarily on internal and third-party environmental studies (except for the Fox River site, where the estimated costs and natural resource damages are estimated as described above), estimates as to the number and participation level of any other PRPs, the extent of the contamination, estimated amounts for attorney and other fees and the nature of required clean-up and restoration actions. Reserves are adjusted as further information develops or circumstances change. Management expects that the amounts reserved from time to time will be paid out over the period of investigation, negotiation, remediation and restoration for the applicable sites. The amounts provided for environmental matters in NCR’s Consolidated Financial Statements are the estimated gross undiscounted amounts of such liabilities, without deductions for insurance, third-party indemnity claims or recoveries from the other PRPs, except as qualified in the following sentences. Except for the sharing agreement with API described above with respect to a particular insurance settlement, in those cases where insurance carriers or third-party indemnitors have agreed to pay any amounts and management believes that collectibility of such amounts is probable, the amounts are recorded in the Consolidated Financial Statements. For the Fox River site, as described above, assets relating to the AT&T and Alcatel-Lucent indemnity and to the API/BAT joint and several obligation, are recorded because payment is considered probable and is supported by contractual agreements and/or public filings.
Guarantees and Product Warranties Guarantees associated with NCR’s business activities are reviewed for appropriateness and impact to the Company’s financial statements. As of December 31, 2012 and December 31, 2011, NCR had no material obligations related to such guarantees, and therefore its financial statements do not have any associated liability balance.
NCR provides its customers a standard manufacturer’s warranty and records, at the time of the sale, a corresponding estimated liability for potential warranty costs. Estimated future obligations due to warranty claims are based upon historical factors, such as labor rates, average repair time, travel time, number of service calls per machine and cost of replacement parts. When a sale is consummated, the total customer revenue is recognized, provided that all revenue recognition criteria are otherwise satisfied, and the associated warranty liability is recorded using pre-established warranty percentages for the respective product classes. From time to time, product design or quality corrections are accomplished through modification programs. When identified, associated costs of labor and parts for such programs are estimated and accrued as part of the warranty reserve.
The Company recorded the activity related to the warranty reserve for the years ended December 31 as follows:

In millions	2012	2011	2010
Warranty reserve liability
Beginning balance as of January 1	$23	$24	$25
Accruals for warranties issued	46	42	48
Settlements (in cash or in kind)	(43)	(43)	(49)
Ending balance as of December 31	$26	$23	$24

In addition, NCR provides its customers with certain indemnification rights. In general, NCR agrees to indemnify the customer if a third party asserts patent or other infringement on the part of its customers for its use of the Company’s products subject to certain conditions that are generally standard within the Company’s industries. On limited occasions the Company will undertake additional indemnification obligations for business reasons. From time to time, NCR also enters into agreements in connection with its acquisition and divestiture activities that include indemnification obligations by the Company. The fair value of these indemnification obligations is not readily determinable due to the conditional nature of the Company’s potential obligations and the specific facts and circumstances involved with each particular agreement. The Company has not recorded a liability in connection with these indemnifications, and no current indemnification instance is material to the Company’s financial position. Historically, payments made by the Company under these types of agreements have not had a material effect on the Company’s consolidated financial condition, results of operations or cash flows.

Purchase Commitments The Company has purchase commitments for materials, supplies, services, and property, plant and equipment as part of the normal course of business. This includes a long-term service agreement with Accenture under which many of NCR's key transaction processing activities and functions are performed.

Leases NCR conducts certain of its sales and manufacturing operations using leased facilities, and also operates certain equipment and vehicles under leases, the initial lease terms of which vary in length. Many of the leases contain renewal options and escalation clauses that are not material to the overall lease portfolio. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012, for the following fiscal years were:

In millions	2013	2014	2015	2016	2017
Minimum lease obligations	$98	$67	$46	$29	$12

Total rental expense for operating leases was $102 million in 2012, $100 million in 2011, and $87 million in 2010.